Investment Objectives and Goals - ARK Active Autocallable Income ETF	Jul. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ARK Active Autocallable Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARK Active Autocallable Income ETF’s (“Fund”) investment objective is current income.